united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 75.8%
	ADVERTISING - 1.7%
$4,292,000	Lamar Media Corp.	5.875	2/1/2022	$4,388,570

	AEROSPACE/DEFENSE - 10.2%
6,218,000	Moog, Inc. (a)	5.250	12/1/2022	6,443,403
9,829,000	Orbital ATK, Inc.	5.250	10/1/2021	10,099,298
9,341,000	Spirit AeroSystems, Inc.	5.250	3/15/2022	9,623,005
				26,165,706
	AIRLINES - 0.7%
1,817,000	Air Canada, Inc. (a)	6.625	5/15/2018	1,835,533

	APPAREL - 3.8%
3,980,000	Perry Ellis International, Inc.	7.875	4/1/2019	3,980,000
5,587,000	William Carter	5.250	8/15/2021	5,698,740
				9,678,740
	AUTO PARTS & EQUIPMENT - 4.4%
1,316,000	International Automotive Components Group SA (a)	9.125	6/1/2018	1,302,018
9,348,000	Omega U.S. Sub, LLC (a)	8.750	7/15/2023	9,943,935
				11,245,953
	COMMERCIAL SERVICES - 7.3%
6,350,000	Cimpress NV (a)	7.000	4/1/2022	6,691,313
7,769,000	FTI Consulting, Inc.	6.000	11/15/2022	7,992,359
3,991,000	Live Nation Entertainment, Inc. (a)	5.375	6/15/2022	4,120,708
				18,804,380
	DISTRIBUTION/WHOLESALE - 1.1%
2,717,000	ABC Supply Co., Inc. (a)	5.625	4/15/2021	2,764,547

	ENGINEERING & CONSTRUCTION - 1.0%
2,389,000	AECOM	5.750	10/15/2022	2,495,239

	ENVIRONMENTAL CONTROL - 1.6%
4,040,000	Clean Harbors, Inc.	5.250	8/1/2020	4,075,350

	FOOD - 5.8%
6,040,000	Darling Ingredients, Inc.	5.375	1/15/2022	6,183,450
8,571,000	Wells Enterprises, Inc. (a)	6.750	2/1/2020	8,731,706
				14,915,156
	FOREST PRODUCTS & PAPER - 4.6%
6,649,000	Neenah Paper, Inc. (a)	5.250	5/15/2021	6,790,291
4,911,000	PH Glatfelter Co.	5.375	10/15/2020	4,996,942
				11,787,233
	HOUSEHOLD PRODUCTS/WARES - 2.1%
5,189,000	Central Garden & Pet Co.	6.125	11/15/2023	5,480,881

	INTERNET - 0.3%
704,000	Expedia, Inc.	7.456	8/15/2018	723,082

	IRON/STEEL - 0.7%
1,860,000	Steel Dynamics, Inc.	5.125	10/1/2021	1,906,500

	LEISURE TIME - 1.9%
4,799,000	Brunswick Corp. (a)	4.625	5/15/2021	4,856,679

	MACHINERY - CONSTRUCTION & MINING - 1.2%
3,147,000	Oshkosh Corp.	5.375	3/1/2022	3,236,910

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Value
	MEDIA - 6.5%
$7,460,000	Cable One, Inc. (a)	5.750	6/15/2022	$7,711,775
7,358,000	CCO Holdings Capital Corp.	5.250	9/30/2022	7,532,752
1,400,000	Virgin Media Finance PLC (a)	6.375	4/15/2023	1,442,000
				16,686,527
	METAL FABRICATE/HARDWARE - 2.5%
6,276,000	Mueller Industries, Inc.	6.000	3/1/2027	6,432,900

	MINING - 1.4%
3,611,000	Freeport-McMoRan, Inc.	2.375	3/15/2018	3,609,917

	MISCELLANEOUS MANUFACTURING - 2.0%
5,370,000	American Outdoor Brands (a)	5.000	7/15/2018	5,316,300

	PACKAGING & CONTAINERS - 1.3%
3,425,000	Silgan Holdings, Inc.	5.500	2/1/2022	3,493,500

	RETAIL - 9.3%
7,926,000	Caleres, Inc.	6.250	8/15/2023	8,332,207
9,297,000	Dollar Tree, Inc.	5.250	3/1/2020	9,435,293
5,114,000	Michaels Stores, Inc. (a)	5.875	12/15/2020	5,199,864
939,000	Nathan’s Famous, Inc. (a)	6.625	11/1/2025	969,517
				23,936,881
	SOFTWARE - 2.1%
5,380,000	Nuance Communications, Inc. (a)	5.375	8/15/2020	5,420,350

	TELECOMMUNICATIONS - 2.3%
5,749,000	T-Mobile USA, Inc.	6.625	4/1/2023	5,974,936

	TOTAL BONDS & NOTES (Cost - $194,676,769)			195,231,770

	CONVERTIBLE BOND - 1.4%
	INTERNET - 1.4%
3,591,000	Web.com Group, Inc. (Cost - $3,565,863)	1.000	8/15/2018	3,568,194

	TERM LOANS - 11.1%
	CONSUMER SERVICES - 1.0%
2,493,750	Cast & Crew Payroll (b)	4.700	9/27/2024	2,521,817

	ENTERTAINMENT - 2.3%
5,918,866	Lions Gate Entertainment Corp. (b)	3.682	12/8/2023	5,937,362

	FOOD & BEVERAGE - 1.8%
4,466,250	Arctic Glacier Co. (b)	5.819	3/20/2024	4,522,078

	HOME & OFFICE PRODUCTS - 0.8%
1,995,000	Coty (b)	4.375	1/26/2021	2,011,219

	INDUSTRIAL EQUIPMENT & COMPONENTS - 1.9%
4,855,875	Mueller Water Products, Inc. (b)	4.069	11/25/2021	4,894,723

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

Par Value		Coupon Rate (%)	Maturity	Value
	SOFTWARE - 3.3%
$4,451,808	Hyland Software, Inc. (b)	4.600	7/1/2022	$4,491,229
2,000,000	Hyland Software, Inc. (b)	8.350	7/1/2023	2,065,000
1,994,962	Press Ganey (b)	4.569	10/21/2023	2,018,652
				8,574,881

	TOTAL TERM LOANS (Cost - $28,283,170)			28,462,080

Shares
	SHORT-TERM INVESTMENT - 12.1%
	MONEY MARKET FUND - 12.1%
31,312,381	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, to yield 1.20%
	(Cost - $31,312,381) (c)			31,312,381

	TOTAL INVESTMENTS - 100.4% (Cost - $257,838,183) (d)			$258,574,425
	OTHER ASSETS LESS LIABILITIES - NET - (0.4)%			(1,079,679)
	NET ASSETS - 100.0%			$257,494,746

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At January 31, 2018 these securities amounted to $79,539,939 or 30.9% of net assets.

(b)	Variable rate security - interest rate shown reflects the rate currently in effect.

(c)	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $257,838,183 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$980,574
Unrealized depreciation:	(244,332)
Net unrealized appreciation:	$736,242

LLC	Limited Liability Company

PLC	Public Limited Company

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean price on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Zeo Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2018

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$195,231,770	$—	$195,231,770
Convertible Bonds	—	3,568,194	—	3,568,194
Term Loans	—	28,462,080	—	28,462,080
Short-Term Investment	31,312,381	—	—	31,312,381
Total	$31,312,381	$227,262,044	$—	$258,574,425

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for security classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/28/18

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/28/18